Eaton Vance
Greater India Fund
March 31, 2023 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2023, the value of the Fund’s investment in the Portfolio was $188,849,759 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
India — 99.0%
Automobile Components — 2.0%
Sona BLW Precision Forgings, Ltd.(1)	260,883	$ 1,315,578
Sundram Fasteners, Ltd.	95,497	1,136,244
Tube Investments of India, Ltd.	44,224	1,377,539
		$ 3,829,361
Automobiles — 5.3%
Mahindra & Mahindra, Ltd.	357,825	$ 5,053,522
Maruti Suzuki India, Ltd.	17,861	1,808,403
Tata Motors, Ltd.(2)	626,902	3,231,402
		$ 10,093,327
Banks — 24.0%
AU Small Finance Bank, Ltd.(1)	191,406	$ 1,351,331
Axis Bank, Ltd.	1,000,749	10,467,515
Bank of Baroda	742,837	1,533,524
Federal Bank, Ltd.	1,320,731	2,131,659
HDFC Bank, Ltd.	438,431	8,620,480
ICICI Bank, Ltd.	1,652,335	17,650,540
State Bank of India	545,215	3,480,317
		$ 45,235,366
Beverages — 1.5%
United Spirits, Ltd.(2)	309,083	$ 2,856,583
		$ 2,856,583
Building Products — 0.6%
Kajaria Ceramics, Ltd.	95,923	$ 1,228,676
		$ 1,228,676
Chemicals — 1.5%
Atul, Ltd.	11,387	$ 966,499
Navin Fluorine International, Ltd.	35,632	1,854,979
		$ 2,821,478
Construction Materials — 0.9%
Shree Cement, Ltd.	5,408	$ 1,714,655
		$ 1,714,655
Security	Shares	Value
Consumer Finance — 2.8%
Bajaj Finance, Ltd.	76,807	$ 5,268,445
		$ 5,268,445
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services, Ltd.(2)	109,235	$ 856,827
		$ 856,827
Electronic Equipment, Instruments & Components — 0.7%
Honeywell Automation India, Ltd.	3,034	$ 1,346,836
		$ 1,346,836
Financial Services — 0.7%
Housing Development Finance Corp., Ltd.	40,077	$ 1,282,499
		$ 1,282,499
Food Products — 3.5%
Britannia Industries, Ltd.	53,913	$ 2,841,344
Tata Consumer Products, Ltd.	444,174	3,850,009
		$ 6,691,353
Gas Utilities — 0.4%
Gujarat Gas, Ltd.	144,858	$ 814,759
		$ 814,759
Health Care Providers & Services — 1.9%
Apollo Hospitals Enterprise, Ltd.	67,403	$ 3,540,906
		$ 3,540,906
Hotels, Restaurants & Leisure — 1.4%
Devyani International, Ltd.(2)	537,233	$ 944,181
Zomato, Ltd.(2)	2,794,289	1,749,043
		$ 2,693,224
Household Durables — 1.4%
Crompton Greaves Consumer Electricals, Ltd.	415,973	$ 1,479,653
Dixon Technologies India, Ltd.	34,456	1,204,096
		$ 2,683,749
Independent Power and Renewable Electricity Producers — 2.0%
NHPC, Ltd.	1,728,265	$ 847,851
NTPC, Ltd.	1,409,843	3,018,529
		$ 3,866,380
Insurance — 2.6%
PB Fintech, Ltd.(2)	114,698	$ 889,001

Greater India Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
SBI Life Insurance Co., Ltd.(1)	294,750	$ 3,950,367
		$ 4,839,368
Interactive Media & Services — 0.9%
Info Edge India, Ltd.	38,248	$ 1,792,059
		$ 1,792,059
IT Services — 15.3%
Coforge, Ltd.	45,728	$ 2,129,441
HCL Technologies, Ltd.	403,700	5,360,339
Infosys, Ltd.	1,048,338	18,299,353
Persistent Systems, Ltd.	31,894	1,796,946
Zensar Technologies, Ltd.	395,433	1,324,863
		$ 28,910,942
Machinery — 1.1%
Grindwell Norton, Ltd.	86,000	$ 1,986,926
		$ 1,986,926
Metals & Mining — 3.9%
APL Apollo Tubes, Ltd.	127,312	$ 1,875,598
Hindalco Industries, Ltd.	726,191	3,581,446
Jindal Steel & Power, Ltd.	274,828	1,828,442
		$ 7,285,486
Oil, Gas & Consumable Fuels — 6.3%
Reliance Industries, Ltd.	417,417	$ 11,868,563
		$ 11,868,563
Personal Care Products — 4.5%
Emami, Ltd.	308,764	$ 1,348,860
Godrej Consumer Products, Ltd.(2)	361,475	4,266,079
Hindustan Unilever, Ltd.	94,391	2,947,360
		$ 8,562,299
Pharmaceuticals — 5.4%
Ipca Laboratories, Ltd.	95,704	$ 947,952
Pfizer, Ltd.	20,924	884,698
Sun Pharmaceutical Industries, Ltd.	495,404	5,930,630
Torrent Pharmaceuticals, Ltd.	133,960	2,503,219
		$ 10,266,499
Real Estate Management & Development — 1.9%
Godrej Properties, Ltd.(2)	137,945	$ 1,733,019
Security	Shares	Value
Real Estate Management & Development (continued)
Oberoi Realty, Ltd.	172,998	$ 1,777,896
		$ 3,510,915
Specialty Retail — 2.1%
FSN E-Commerce Ventures, Ltd.(2)	693,418	$ 1,044,493
Metro Brands, Ltd.	69,734	670,246
Trent, Ltd.	130,452	2,190,876
		$ 3,905,615
Wireless Telecommunication Services — 3.9%
Bharti Airtel, Ltd.	796,297	$ 7,276,377
		$ 7,276,377
Total India (identified cost $150,377,916)		$187,029,473
Total Common Stocks (identified cost $150,377,916)		$187,029,473

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	7,247,020	$ 7,247,020
Total Short-Term Investments (identified cost $7,247,020)		$ 7,247,020
Total Investments — 102.9% (identified cost $157,624,936)		$194,276,493
Other Assets, Less Liabilities — (2.9)%		$ (5,424,460)
Net Assets — 100.0%		$188,852,033
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $6,617,276 or 3.5% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Greater India Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	211	Long	4/27/23	$7,372,717	$175,207
					$175,207
At March 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2023, the Portfolio entered into equity index futures contracts to manage cash flows.
Affiliated Investments
At March 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $7,247,020, which represents 3.9% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$391,183	$24,542,931	$(17,687,094)	$ —	$ —	$7,247,020	$73,590	7,247,020
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater India Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

At March 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$187,029,473*	$ —	$187,029,473
Short-Term Investments	7,247,020	—	—	7,247,020
Total Investments	$7,247,020	$187,029,473	$ —	$194,276,493
Futures Contracts	$ —	$ 175,207	$ —	$ 175,207
Total	$7,247,020	$187,204,680	$ —	$194,451,700
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.